Prepaid Expenses, Rental Deposits and Other Receivables - Schedule of Prepaid Expense, Rental Deposits and Other Receivables (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Prepaid expense, rental deposit and other receivable [Abstract]
Prepaid insurance expenses	$ 8,022	$ 8,404
Prepayments for promotion expenses	2,750
Prepayments for repair and maintenance fee	3,291	5,240
Prepaid general IT expense	11,897	11,471
Rental deposits – current	359,319	92,523
Others	16,211	7,893
Total	$ 401,490	$ 125,531